UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2552

Waddell & Reed Advisors Funds, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Accumulative Fund
September 30, 2006
COMMON STOCKS	Shares	Value

Air Transportation - 2.64%
AirTran Holdings, Inc.	650,000	$6,448,000
Southwest Airlines Co.	1,600,000	26,656,000
UTi Worldwide Inc.	670,000	18,749,950
		51,853,950
Aircraft - 4.13%
Boeing Company (The)	350,000	27,597,500
L-3 Communications Holdings, Inc.	73,200	5,733,756
Rockwell Collins, Inc.	350,000	19,194,000
United Technologies Corporation	450,000	28,507,500
		81,032,756
Banks - 0.89%
Bank of America Corporation	325,000	17,410,250

Business Equipment and Services - 3.21%
Bucyrus International, Inc., Class A	230,000	9,755,450
CheckFree Corporation*	100,000	4,132,500
NYSE Group, Inc.*	430,000	32,142,500
Omnicom Group Inc.*	150,000	14,040,000
VeriFone Holdings, Inc.*	100,000	2,855,000
		62,925,450

Capital Equipment - 0.19%
Suntech Power Holdings Co., Ltd., ADR*	145,000	3,745,350

Chemicals -- Petroleum and Inorganic - 1.77%
E.I. du Pont de Nemours and Company	210,000	8,996,400
Monsanto Company	500,000	23,505,000
UAP Holding Corp.	102,196	2,180,863
		34,682,263
Chemicals -- Specialty - 1.09%
Air Products and Chemicals, Inc.	180,000	11,946,600
Scotts Miracle-Gro Company (The)	210,000	9,342,900
		21,289,500
Coal - 0.28%
Foundation Coal Holdings, Inc.	170,000	5,502,900

Communications Equipment - 0.40%
Corning Incorporated*	175,000	4,271,750
Foundry Networks, Inc.*	275,000	3,619,000
		7,890,750
Computers -- Main and Mini - 0.75%
Hewlett-Packard Company	400,000	14,676,000

Computers -- Micro - 1.80%
Apple Computer, Inc.*	460,000	35,410,800

Computers -- Peripherals - 4.58%
Adobe Systems Incorporated*	600,000	22,479,000
Microsoft Corporation	1,875,000	51,234,375
SAP Aktiengesellschaft, ADR	325,000	16,087,500
		89,800,875
Electrical Equipment - 0.43%
Rockwell Automation, Inc.	145,000	8,424,500

Electronic Components - 0.77%
Advanced Micro Devices, Inc.*	605,000	15,034,250

Finance Companies - 2.03%
Primus Guaranty, Ltd.*	290,000	3,511,900
SLM Corporation	700,000	36,386,000
		39,897,900
Food and Related - 0.20%
United Natural Foods, Inc.*	125,000	3,872,500

Health Care -- Drugs - 7.35%
Amgen Inc.*	657,900	47,046,429
Gilead Sciences, Inc.*	775,000	53,246,375
MedImmune, Inc.*	275,000	8,031,375
Pfizer Inc.	350,000	9,926,000
Shire Pharmaceuticals Group plc, ADR	130,000	6,418,100
Teva Pharmaceutical Industries Limited, ADR	575,000	19,598,875
		144,267,154
Health Care -- General - 4.00%
Da Vita Inc.*	665,000	38,483,550
Henry Schein, Inc.*	410,000	20,547,150
St. Jude Medical, Inc.*	550,000	19,409,500
		78,440,200
Hospital Supply and Management - 6.79%
Express Scripts, Inc.*	160,000	12,077,600
Health Net, Inc.*	350,000	15,232,000
PSS World Medical, Inc.*	890,000	17,759,950
Triad Hospitals, Inc.*	630,000	27,738,900
UnitedHealth Group Incorporated	600,000	29,520,000
WellPoint, Inc.	400,000	30,820,000
		133,148,450
Hotels and Gaming - 1.10%
Hilton Hotels Corporation	775,000	21,583,750

Household -- General Products - 3.15%
Colgate-Palmolive Company	470,000	29,187,000
Procter & Gamble Company (The)	525,000	32,539,500
		61,726,500
Insurance -- Property and Casualty - 2.86%
American International Group, Inc.	230,000	15,239,800
Hartford Financial Services Group Inc. (The)	200,000	17,350,000
St. Paul Companies, Inc. (The)	500,000	23,445,000
		56,034,800
Metal Fabrication - 1.87%
Loews Corporation, Carolina Group	240,000	13,293,600
Precision Castparts Corp.	370,000	23,369,200
		36,662,800
Mining - 0.75%
Phelps Dodge Corporation	175,000	14,822,500

Multiple Industry - 6.58%
Altria Group, Inc.	480,000	36,744,000
General Electric Company	2,150,000	75,895,000
Las Vegas Sands, Inc.*	140,000	9,569,000
Mirant Corporation*	250,000	6,827,500
		129,035,500
Petroleum -- Domestic -1.78%
Equitable Resources, Inc.	1,000,000	34,980,000

Petroleum -- International - 13.42%
ChevronTexaco Corporation	1,625,000	105,397,500
ConocoPhillips	1,525,000	90,783,250
Exxon Mobil Corporation	1,000,000	67,100,000
		263,280,750
Petroleum -- Services - 5.72%
Patterson-UTI Energy, Inc.	1,200,000	28,500,000
Schlumberger Limited	900,000	55,827,000
Smith International, Inc.	340,000	13,192,000
Transocean Inc.	200,000	14,646,000
		112,165,000
Railroad - 2.63%
CSX Corporation	800,000	26,264,000
Kansas City Southern	200,000	5,462,000
Norfolk Southern Corporation	200,000	8,810,000
Union Pacific Corporation	125,000	11,000,000
		51,536,000
Restaurants - 3.45%
Burger King Holdings, Inc.*	300,000	4,788,000
McDonald's Corporation	375,000	14,670,000
P.F. Chang's China Bistro, Inc.*	180,000	6,246,000
Panera Bread Company, Class A*	300,000	17,487,000
YUM! Brands, Inc.	469,900	24,458,295
		67,649,295
Retail -- Food Stores - 2.13%
CVS Corporation	300,000	9,636,000
Walgreen Co.	725,000	32,182,750
		41,818,750
Retail -- Speciality Store - 0.32%
Urban Outfitters, Inc.*	350,000	6,196,750

Security and Commodity Brokers - 3.47%
Goldman Sachs Group, Inc. (The)	50,000	8,458,500
Legg Mason, Inc.	250,000	25,215,000
Marsh & McLennan Companies, Inc.	400,000	11,260,000
Merrill Lynch & Co., Inc.	140,000	10,950,800
Prudential Financial, Inc.	160,000	12,200,000
		68,084,300
Timesharing and Software - 1.25%
Google Inc., Class A*	61,000	24,513,765

Trucking and Shipping - 1.10%
United Parcel Service, Inc., Class B	300,000	21,582,000

Utilities -- Electric - 1.90%
Exelon Corporation	250,000	15,135,000
NRG Energy, Inc.	490,000	22,197,000
		37,332,000
Utilities -- Telephone - 0.58%
AT&T Inc.	350,000	11,396,000

TOTAL COMMON STOCKS - 97.36%		$1,909,706,258

(Cost: $1,540,672,013)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Aluminum - 0.27%
Alcan Aluminum Corp.,
5.5%, 10-2-06	$5,261	5,260,196

Containers - 0.51%
Bemis Company, Inc.,
5.4%, 10-2-06	10,000	9,998,500

Food and Related - 0.10%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
5.335%, 10-23-06	2,000	1,993,479

Multiple Industry - 0.51%
General Electric Capital Corporation,
5.23%, 10-27-06	10,000	9,962,228

Utilities -- Electric - 1.02%
Wisconsin Electric Power Co.,
5.38%, 10-2-06	20,000	19,997,011

Utilities -- Gas and Pipeline - 0.23%
Michigan Consolidated Gas Co.,
5.3%, 10-2-06	4,500	4,499,338

TOTAL SHORT-TERM SECURITIES - 2.64%		$51,710,752

(Cost: $51,710,752)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,961,417,010

(Cost: $1,592,382,765)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of Waddell & Reed Advisors Core Investment Fund
September 30, 2006
COMMON STOCKS	Shares	Value

Aircraft - 5.79%
Boeing Company (The)	1,141,700	$90,023,045
Lockheed Martin Corporation	960,600	82,669,236
United Technologies Corporation	1,020,700	64,661,345
		237,353,626
Banks - 4.26%
Bank of America Corporation	1,699,100	91,020,787
Wells Fargo & Company	2,311,600	83,633,688
		174,654,475
Beverages - 1.99%
PepsiCo, Inc.	1,251,900	81,698,994

Capital Equipment - 1.29%
Deere & Company	630,250	52,884,278

Chemicals -- Petroleum and Inorganic - 1.02%
du Pont (E.I.) de Nemours and Company	972,700	41,670,468

Chemicals -- Specialty - 2.08%
Air Products and Chemicals, Inc.	1,283,450	85,182,576

Communications Equipment - 2.67%
Cisco Systems, Inc.*	1,752,100	40,272,018
Corning Incorporated*	2,838,200	69,280,462
		109,552,480
Computers -- Main and Mini - 4.21%
Hewlett-Packard Company	2,493,700	91,493,853
Xerox Corporation*	5,203,200	80,961,792
		172,455,645
Computers -- Micro - 1.91%
Apple Computer, Inc.*	1,015,900	78,203,982

Computers -- Peripherals - 5.91%
Adobe Systems Incorporated*	1,893,100	70,924,991
Electronic Arts Inc.*	1,414,700	78,777,570
Microsoft Corporation	1,498,900	40,957,443
SAP Aktiengesellschaft, ADR	1,039,200	51,440,400
		242,100,404
Consumer Electronics - 0.89%
Research In Motion Limited*	356,200	36,572,835

Defense - 3.03%
General Dynamics Corporation	1,731,200	124,075,104

Electronic Components - 3.44%
Advanced Micro Devices, Inc.*	4,833,300	120,107,505
Broadcom Corporation, Class A*	688,100	20,873,513
		140,981,018
Finance Companies - 2.45%
SLM Corporation	1,931,000	100,373,380

Food and Related - 1.50%
Campbell Soup Company	1,399,500	51,081,750
ConAgra Foods, Inc.	432,000	10,575,360
		61,657,110
Health Care -- Drugs - 6.15%
Amgen Inc.*	629,400	45,008,394
Novartis AG, Registered Shares (A)	823,400	48,069,255
Pfizer Inc.	4,846,900	137,458,084
Schering-Plough Corporation	984,300	21,743,187
		252,278,920
Health Care -- General - 2.78%
Johnson & Johnson	1,752,900	113,833,326

Hospital Supply and Management - 1.75%
Medtronic, Inc.	1,543,700	71,689,428

Household -- General Products - 4.10%
Colgate-Palmolive Company	1,385,500	86,039,550
Procter & Gamble Company (The)	1,322,800	81,987,144
		168,026,694
Insurance -- Life - 1.03%
Aflac Incorporated	921,300	42,158,688

Insurance -- Property and Casualty - 1.45%
ACE Limited	1,087,600	59,524,348

Multiple Industry - 6.54%
Altria Group, Inc.	791,700	60,604,635
General Electric Company	4,631,600	163,495,480
Las Vegas Sands, Inc.*	646,350	44,178,023
		268,278,138
Petroleum -- International - 3.39%
Exxon Mobil Corporation	2,073,740	139,147,954

Petroleum -- Services - 9.22%
Baker Hughes Incorporated	1,251,200	85,331,840
Schlumberger Limited	1,777,000	110,227,310
Smith International, Inc.	1,956,700	75,919,960
Transocean Inc.*	298,800	21,881,124
Weatherford International Ltd.*	2,032,500	84,795,900
		378,156,134
Railroad -- 0.98%
Union Pacific Corporation	458,050	40,308,400

Restaurants - 0.30%
YUM! Brands, Inc.	234,150	12,187,508

Retail -- General Merchandise - 2.49%
Kohl's Corporation*	623,550	40,480,866
Wal-Mart Stores, Inc.	1,249,800	61,640,136
		102,121,002
Retail -- Specialty Stores - 1.81%
Best Buy Co., Inc.	1,387,150	74,295,754

Security and Commodity Brokers - 6.34%
Goldman Sachs Group, Inc. (The)	428,200	72,438,594
J.P. Morgan Chase & Co.	3,033,200	142,439,072
Merrill Lynch & Co., Inc.	573,900	44,890,458
		259,768,124
Timesharing and Software - 0.98%
Google Inc., Class A*	99,800	40,106,127

Utilities -- Electric - 1.02%
Dominion Resources, Inc.	547,850	41,905,047

Utilities -- Telephone - 3.56%
AT&T Inc.	1,907,200	62,098,432
UBS AG (A)	1,400,000	83,745,851
		145,844,283

TOTAL COMMON STOCKS - 96.33%		$3,949,046,250

(Cost: $3,180,059,292)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Aluminum - 0.13%
Alcan Aluminum Corp.,
5.5%, 10-2-06	$5,134	5,133,216

Beverages - 0.22%
Diageo Capital plc (Diageo plc),
5.32%, 10-2-06	9,170	9,168,645

Capital Equipment - 0.43%
Deere (John) Capital Corporation,
5.29%, 10-24-06	17,750	17,690,010

Finance Companies - 0.34%
Ciesco, LLC,
5.31%, 10-19-06	3,000	2,992,035
Preferred Receivables Funding Corp.,
5.27%, 10-11-06	5,000	4,992,681
Three Pillars Funding LLC,
5.28%, 11-3-06	5,793	5,764,962
		13,749,678
Food and Related - 0.37%
General Mills, Inc.,
5.31%, 10-12-06	5,000	4,991,887
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
5.35%, 10-27-06	10,000	9,961,361
		14,953,248
Household -- General - 0.61%
Fortune Brands Inc.,
5.42%, 10-2-06	25,000	24,996,236

Publishing - 0.46%
Gannett Co., Inc.,
5.26%, 10-3-06	19,000	18,994,448

Utilities -- Electric - 0.12%
PacifiCorp,
5.3%, 10-16-06	5,000	4,988,958

Utilities -- Telephone - 0.12%
BellSouth Corporation,
5.25%, 10-12-06	5,000	4,991,979

Total Commercial Paper - 2.80%		114,666,418

Municipal Obligations - Taxable

Arkansas - 0.10%
City of Little Rock, Arkansas, Taxable Variable Rate Demand Revenue Bonds (Ringwood Containers, L.P. Project), Series 2006A (SunTrust Bank),
5.31%, 10-4-06	4,200	4,200,000

California - 0.22%
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
5.39%, 10-4-06	9,000	9,000,000

Wisconsin - 0.07%
Town of Wood River, Wisconsin, Taxable Variable Rate Demand Industrial Development Revenue Bonds (Burnett Dairy Cooperative Project), Series 2001B (U. S. Bank, National Association),
5.4%, 10-2-06	3,050	3,050,000

Total Municipal Obligations - Taxable - 0.39%		16,250,000

Notes
Health Care -- General - 0.23%
ACTS Retirement - Life Communities, Inc., Variable Rate Demand Bonds, Series 2003A (Bank of America, N.A.),
5.29%, 10-5-06	9,680	9,680,000

Retail -- General Merchandise - 0.05%
Service Oil, Inc., Taxable Variable Rate Demand Bonds (Service Oil, Inc.), Series 2002 (U.S. Bank, National Association),
5.4%, 10-2-06	1,980	1,980,000

Total Notes - 0.28%		11,660,000

United States Government Agency Obligations - 0.20%
Overseas Private Investment Corporation:
5.3%, 10-4-06	3,074	3,074,000
5.3%, 10-4-06	5,000	5,000,000
		8,074,000

TOTAL SHORT-TERM SECURITIES - 3.67%		$150,650,418

(Cost: $150,650,418)

TOTAL INVESTMENT SECURITIES - 100.00%		$4,099,696,668

(Cost: $3,330,709,710)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside of the United States.

The Investments of Waddell & Reed Advisors Science and Technology Fund
September 30, 2006
COMMON STOCKS	Shares	Value

Business Equipment and Services - 10.51%
CheckFree Corporation*	2,167,400	$89,567,805
Cogent, Inc.*	1,117,200	15,333,570
Euronet Worldwide, Inc.*	1,956,950	48,023,553
Global Cash Access, Inc.*	1,562,200	23,573,598
Headwaters Incorporated*	584,700	13,652,745
Telvent GIT, S.A.*	1,139,900	15,291,759
VeriFone Holdings, Inc.*	1,719,100	49,080,305
		254,523,335
Chemicals -- Specialty - 0.28%
VeraSun Energy Corporation*	425,000	6,821,250

Communications Equipment - 1.99%
Comtech Telecommunications Corp.*	447,400	14,974,478
Juniper Networks, Inc.*	1,915,500	33,128,572
		48,103,050
Computers -- Peripherals - 10.41%
Aspen Technology, Inc.*	4,786,000	52,191,330
Lawson Software, Inc.*	3,606,000	26,107,440
Red Hat, Inc.*	1,027,500	21,669,975
Symbol Technologies, Inc.	8,302,279	123,371,866
Synaptics Incorporated*	1,188,100	28,936,176
		252,276,787
Consumer Electronics - 5.92%
Research In Motion Limited*	1,396,200	143,354,835

Defense - 2.18%
ESCO Technologies Inc.*	1,144,500	52,692,780

Electrical Equipment - 0.46%
Power-One, Inc.*	1,539,700	11,162,825

Electronic Components - 16.37%
Advanced Micro Devices, Inc.*	2,237,200	55,594,420
Broadcom Corporation, Class A*	594,300	18,028,090
Cypress Semiconductor Corporation*	3,129,500	55,611,215
MediaTek Incorporation (A)	2,394,700	22,718,810
Microchip Technology Incorporated	542,500	17,585,137
Micron Technology, Inc.*	1,459,800	25,400,520
Qimonda AG*	746,300	12,687,100
SiRF Technology Holdings, Inc.*	602,600	14,447,335
Saifun Semiconductors Ltd.*	832,700	24,073,357
Samsung Electronics Co., Ltd. (A)	113,100	79,364,227
SanDisk Corporation*	371,600	19,876,884
Volterra Semiconductor Corporation*	1,793,677	29,138,283
Xilinx, Inc.	1,005,600	22,077,948
		396,603,326
Food and Related - 3.69%
Archer Daniels Midland Company	2,359,100	89,362,708

Health Care -- Drugs - 5.70%
Affymetrix, Inc.*	1,447,300	31,174,842
Genzyme Corporation*	1,085,300	73,268,603
Nuvelo, Inc.*	441,000	8,039,430
Schering-Plough Corporation	1,164,000	25,712,760
		138,195,635
Health Care -- General - 3.38%
Advanced Medical Optics, Inc.*	1,260,900	49,868,595
Radiation Therapy Services, Inc.*	373,100	10,903,847
SonoSite, Inc.*	439,500	12,470,813
Volcano Corporation*	746,900	8,600,554
		81,843,809
Hospital Supply and Management - 21.57%
Cerner Corporation*	3,559,333	161,540,328
HealthSouth Corporation*	6,170,700	30,575,818
Triad Hospitals, Inc.*	3,405,900	149,961,777
UnitedHealth Group Incorporated	458,800	22,572,960
WellCare Health Plans, Inc.*	1,741,000	98,592,830
WellPoint, Inc.*	768,400	59,205,220
		522,448,933
Multiple Industry - 1.98%
Himax Technologies, Inc., ADR*	4,703,800	26,882,217
Home Diagnostics, Inc.*	781,500	10,182,945
Nextest Systems Corporation*	368,900	4,852,880
Technology Investment Capital Corp.	410,326	6,009,223
		47,927,265
Petroleum -- International - 3.97%
Noble Energy, Inc.	2,106,800	96,049,012

Timesharing and Software - 9.06%
Alliance Data Systems Corporation*	3,056,650	168,696,513
Google Inc., Class A*	65,500	26,322,157
Yahoo! Inc.*	969,900	24,543,320
		219,561,990
Utilities -- Electric - 0.07%
Plug Power Inc.*	444,200	1,816,778

Utilities -- Telephone - 1.02%
ALLTEL Corporation	446,500	24,780,750

TOTAL COMMON STOCKS - 98.56%		$2,387,525,068

(Cost: $1,899,793,456)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Aluminum - 0.10%
Alcoa Incorporated,
5.4%, 10-2-06	$2,505	2,504,624

Food and Related - 0.41%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
5.35%, 10-27-06	10,000	9,961,361

Multiple Industry - 0.41%
Honeywell International Inc.,
5.36%, 10-6-06	10,000	9,992,556

Utilities -- Telephone - 0.34%
AT&T Inc.,
5.32%, 10-3-06	8,167	8,164,586

Total Commercial Paper - 1.26%		30,623,127

Note - 0.18%
Retail -- General Merchandise
Service Oil, Inc., Taxable Variable Rate Demand Bonds (Service Oil, Inc.), Series 2002 (U.S. Bank, National Association),
5.4%, 10-2-06	4,260	4,260,000

TOTAL SHORT-TERM SECURITIES - 1.44%		$34,883,127

(Cost: $34,883,127)

TOTAL INVESTMENT SECURITIES - 100.00%		$2,422,408,195

(Cost: $1,934,676,583)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside of the United States.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 28, 2006

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: November 28, 2006